SHAREHOLDERS' EQUITY (Information About Share Options Outstanding) (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding | shares	1,417,191
Number Exercisable, Exercisable | shares	540,978
0.93-3.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 0.93
Exercise Prices, maximum	$ 3.00
Number Outstanding | shares	7,840
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 11 days
Weighted Average Exercise Price, Outstanding	$ 1.21
Number Exercisable, Exercisable | shares	7,868
Weighted Average Exercise Price, Exercisable	$ 1.20
3.01-7.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	3.01
Exercise Prices, maximum	$ 7.00
Number Outstanding | shares	15,500
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 10 months 21 days
Weighted Average Exercise Price, Outstanding	$ 5.07
Number Exercisable, Exercisable | shares	15,500
Weighted Average Exercise Price, Exercisable	$ 5.07
7.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	7.01
Exercise Prices, maximum	$ 8.00
Number Outstanding | shares	25,999
Weighted Average Remaining Contractual Life (in years), Outstanding	1 year 6 months 25 days
Weighted Average Exercise Price, Outstanding	$ 7.82
Number Exercisable, Exercisable | shares	25,999
Weighted Average Exercise Price, Exercisable	$ 7.82
8.01-9.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	8.01
Exercise Prices, maximum	$ 9.00
Number Outstanding | shares	75,686
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 7 months 17 days
Weighted Average Exercise Price, Outstanding	$ 8.75
Number Exercisable, Exercisable | shares	75,686
Weighted Average Exercise Price, Exercisable	$ 8.75
9.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	9.01
Exercise Prices, maximum	$ 10.00
Number Outstanding | shares	22,489
Weighted Average Remaining Contractual Life (in years), Outstanding	2 years 3 months 4 days
Weighted Average Exercise Price, Outstanding	$ 9.06
Number Exercisable, Exercisable | shares	21,738
Weighted Average Exercise Price, Exercisable	$ 9.04
10.01-20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	10.01
Exercise Prices, maximum	$ 20.00
Number Outstanding | shares	994,083
Weighted Average Remaining Contractual Life (in years), Outstanding	4 years 7 months 28 days
Weighted Average Exercise Price, Outstanding	$ 11.49
Number Exercisable, Exercisable | shares	385,327
Weighted Average Exercise Price, Exercisable	$ 11.40
20.01-31.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	20.01
Exercise Prices, maximum	$ 31.26
Number Outstanding | shares	275,594
Weighted Average Remaining Contractual Life (in years), Outstanding	6 years 7 months 13 days
Weighted Average Exercise Price, Outstanding	$ 26.45
Number Exercisable, Exercisable | shares	8,860
Weighted Average Exercise Price, Exercisable	$ 25.04